Stockholders’ Equity (Details) - Schedule of stock options activities - Stock Options [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Stockholders’ Equity (Details) - Schedule of stock options activities [Line Items]
Number of Options, balance beginning	300,000
Weighted Average Exercise Price, balance beginning (in Dollars per share) | $ / shares	$ 0.0001
Weighted Average Remaining Contractual Term (Years), balance beginning	3 years 6 months
Aggregate Intrinsic Value, balance beginning (in Dollars) | $	$ 74,970
Number of Options, Granted/issued
Weighted Average Exercise Price, Granted/issued (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term (Years), Granted/issued
Aggregate Intrinsic Value, Granted/issued
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Options, ending balance	300,000
Weighted Average Exercise Price, ending balance (in Dollars per share) | $ / shares	$ 0.0001
Weighted Average Remaining Contractual Term (Years), ending balance	2 years 9 months 14 days
Aggregate Intrinsic Value, ending balance (in Dollars) | $	$ 58,470
Number of Options, Exercisable	300,000
Weighted Average Exercise Price, Exercisable (in Dollars per share) | $ / shares	$ 0.0001
Weighted Average Remaining Contractual Term (Years), Exercisable	2 years 9 months 14 days
Aggregate Intrinsic Value, Exercisable (in Dollars) | $	$ 58,470